Equity-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Equity-Based Compensation
14. EQUITY-BASED COMPENSATION
2017 Member Incentive Plan
Prior to the Business Combination, Legacy AdTheorent maintained the Member Incentive Plan (the “2017 Plan”) for its employees and officers. The 2017 Plan provides for granting of equity-based awards at the discretion of the Board of Directors. The equity-based award terms under the 2017 Plan are 10 years. The total number of shares that may be granted by the 2017 Plan is 9,144,532, as adjusted by the Exchange Ratio described below. Legacy AdTheorent had granted both stock options and Restricted Incentive Units (“RIUs”). Upon closing of the Business Combination, the Company ceased granting awards under the 2017 Plan and, as described below, all awards under the 2017 Plan were converted into awards in the combined entity with the same terms and conditions. As of December 31, 2021, 296,572 underlying common shares, adjusted by the Exchange Ratio, are available for future grant under the 2017 Plan.
Conversion of Awards
In connection with the Business Combination, the outstanding stock options and RIUs immediately prior to the closing date (whether vested or unvested) were converted to stock options (“Exchanged Options”) and RSUs (“Exchanged Units”) in the Company (“Exchanged Awards”) at the Exchange Ratio of 1.563, and the exercise price per stock option decreased proportionately by the same conversion ratio. The Exchanged awards continue to be governed by substantially the same terms and conditions, including vesting conditions, as were applicable to the original awards. See additional discussion on the retroactive application of recapitalization in Note 2—Summary of Significant Accounting Policies. In connection with the Business Combination, 4,942,875 options to purchase Legacy AdTheorent units were exchanged for 7,726,543 Exchanged Options, with an as-adjusted
weighted average exercise price of $0.60 per share. In addition, 541,900 RIUs were exchanged for 847,081 Exchanged Units.
2021 Long-Term Incentive Plan and Employee Stock Purchase Plan
In connection with the Business Combination, the Board approved the adoption of the 2021 Long-Term Incentive Plan (the “2021 Plan”). The Company’s stockholders adopted the 2021 Plan on December 21, 2021. The 2021 Plan authorizes the Company to issue an initial aggregate maximum number of shares of Common Stock equal to (i) 10,131,638 Shares plus (ii) an increase commencing on January 1, 2022 and continuing annually on the anniversary thereof through January 1, 2031, equal to the lesser of (a) 5% of the total number of shares outstanding on the last day of the preceding calendar year or (b) such smaller number of shares as determined by the Company’s Board of Directors. As of December 31, 2021, no equity awards had been granted under the 2021 Plan, and 10,131,638 shares remained available for issuance.
The Employee Stock Purchase Plan (“ESPP”) was adopted by the Company’s Board of Directors and stockholders on December 21, 2021. The ESPP initially provides participating employees with the opportunity to purchase up to an aggregate of 2,026,328 shares of the Company’s Common Stock. The ESPP provides that the number of shares reserved and available for issuance will automatically increase each January 1, beginning on January 1, 2022 and ending on January 1, 2032, by the lesser of (i) 1% of all classes of the Company’s Common Stock outstanding on the immediately preceding December 31, (ii) 1,017,309 shares of Common Stock, or (iii) such smaller number of shares as determined by the Board of Directors of the Company. As of December 31, 2021, no shares have been issued under the ESPP and as such, 2,026,328 shares remained available for issuance.
Equity Options
The equity options that have been granted by the Company consist of time based (service condition awards) and performance-based (performance condition awards). The time-based equity options vest 25% each year for four years. The performance-based options are eligible to vest 25% each year subject to the Company meeting certain annual Adjusted Earnings Before Interest, Income Tax, Depreciation and Amortization (“Adjusted EBITDA”) targets. As described below, all performance-based options were vested in full in 2021.
The Company received cash in the amount of $18 and $101 from the exercise of equity options for the year ended December 31, 2021 and 2020, respectively. The tax benefit from equity options exercised were $6 and $28 for the year ended December 31, 2021 and 2020, respectively.
During the years ended December 31, 2021 and 2020, the Company did not approve any options to be granted to employees of the Company.
The following summarizes the Company’s equity option plan and the activity for the years ended December 31, 2021 and 2020:

	Equity Option Awards	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at December 31, 2019	8,968,285	$0.61	8.26
Granted	—	—
Exercised	(187,580)	0.54
Forfeited	(1,011,174)	0.64

Outstanding at December 31, 2020	7,769,531	$0.60	6.04
Granted	—	—
Exercised	(33,217)	0.55
Forfeited	(9,770)	0.74

Outstanding at December 31, 2021	7,726,544	$0.60	5.22

Vested or expect to vest as of December 31, 2021	7,726,544	$0.60	5.22

Vested and exercisable at December 31, 2021	7,063,174	$0.59	5.05

The aggregate intrinsic value of options outstanding and vested and expected to vest on December 31, 2021 was $40,716. The aggregate intrinsic value of options exercised during the years ended December 31, 2021 and 2020 is $177 and $114, respectively.
As of December 31, 2021, there was approximately $259 total unrecognized compensation cost related to non-vested
stock options, which is expected to be recognized over a weighted average period of 1.04 years.
Performance Award Acceleration
On December 22, 2021, the Board passed a resolution that waived the performance conditions of all unvested performance-based options outstanding and caused them to vest in full prior to the Business Combination. The acceleration of vesting conditions resulted in $2,884 of expense to be recognized at passing of that resolution. Depending on the tranche of the respective performance-based option, the waiving of the performance condition resulted in all previously unrecognized expense being recognized or expense being recognized based on the fair value of the performance-based option as of December 22, 2021. The fair value of the options that were valued as of December 22, 2021, was determined to be $13.78 per option. A Black-Scholes Merton model was used to determine the fair value with the following inputs:

December 22, 2021
Dividend yield	0.00%
Volatility	67.0%
Risk-free rate	1.33%
Term (in years)	6.25
As there was no active external or internal market for Legacy AdTheorent units, accordingly, as a substitute for such volatility, the Company used the historical volatility of the Common Stock of other companies in the same industry over a period of time commensurate with the expected term of the options awarded. As the Company has limited historical experience with the expected life of its share-based compensation awards, management has determined the expected term using the simplified method, described in Staff Accounting Bulletin (“SAB”) No. 107, Share-Based Payment, and SAB No. 110, Share-Based Payment. The risk-free rate used in calculating fair value is based on the average U.S. Treasury yield bond curve commensurate with the term of the Black-Scholes Merton in effect at the time of the valuation.
Restricted Stock Units (“RSUs”)
On July 28, 2021, the Company granted 541,900 RIUs to employees of the Company at a fair value of $12.43 per unit, subject to the terms and conditions of the Restricted Interest Unit Agreement (“RIU Agreement”). The RIU’s are subject to terms and conditions of the Restricted Interest Unit Agreement (“RIU Agreement”). The RIUs were converted to 847,081 Exchanged Units with a fair value of $7.95, as adjusted by the Exchange Ratio, and are RSUs in the Company. The RSUs have both service and performance vesting conditions. The awards expire at the earlier of settlement or the tenth anniversary of the grant date. If a participant terminates service, any portion of an RSUs that have not been settled by the Company by the termination date shall be forfeited.
The RSUs vest upon satisfaction of both the participants’ continued employment and a liquidity event. The RSUs therefore have a service condition and a performance condition that must both be met for the RSUs to vest. The RSUs’ service condition is satisfied 50% as of the first anniversary of the vesting start date and the remaining 50% in four substantially equal installments every three months thereafter (12.5% per quarter, such that the service requirement is fully satisfied on the second anniversary of the vesting start date). The performance condition is met by the completion of a liquidity requirement, which is defined as a sale of the Company or the date that the equity covered by the applicable RSUs are transferable via a sale through the public markets via a national securities exchange. The performance condition was met as part of the Business Combination and the Company recognized
“catch-up”
compensation expense upon the closing date, to the extent the participants’ service condition was satisfied of $2,529.
No awards have vested as of December 31, 2021 and no awards have been cancelled.
A summary of the RSU activity for the years ended December 31, 2021 and 2020, is as follows:

	Equity Option Awards	Weighted Average Grant-Date Fair Value per Unit
Nonvested as of December 31, 2019	$—	$—
Granted	—	—
Vested	—	—
Forfeited	—	—

Nonvested as of December 31, 2020	—	$—

Granted	847,081	$7.95
Vested	—	—
Forfeited	—	—

Nonvested as of December 31, 2021	847,081	$—

As of December 31, 2021, there was $4,207 of total unrecognized compensation expense related to the RSUs, which is expected to be recognized over a weighted average period of 0.81 years.
Equity-Based Compensation Expense
The following table summarizes the total equity-based compensation expense included in the Consolidated Statements of Operations:

	Year Ended December 31,
	2021	2020
Platform operations	$295	$—
Sales and marketing	1,786	—
Technology and development	531	—
General and administrative	3,211	657

Total equity-based compensation expense	$5,823	$657

The estimated income tax benefit of equity-based compensation expense included in the provision for income taxes were approximately $385 and $181 for the year ended December 31, 2021 and 2020, respectively. No equity-based compensation costs were capitalized in any period.